Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of projected benefit obligation

The following table summarizes the components of the projected benefit obligation (in thousands):

	As of December 31, 2020	As of December 31, 2019
Projected benefit obligation at beginning of year	$1,882	$1,245
Service cost	738	504
Interest cost	30	26
Actuarial (gain)/loss	492	499
Benefits paid	(400)	(159)
Other	(273)	(190)
Foreign currency translation adjustment	323	(43)

Projected benefit obligation at end of year	$2,792	$1,882